Property, plant and equipment - Schedule of property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	$ 397,661
Impairment (Note 24)	1,035	$ 0
Ending Balance	372,946	397,661
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	1,178,440	1,114,476
Additions	125,229	165,989
Additions - business acquisitions (Note 27a)	18,900	7,675
Disposals/retirements	(155,055)	(97,002)
Foreign currency translation adjustment	(35,354)	12,698
Ending Balance	1,147,933	1,178,440
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(780,779)	(726,383)
Disposals/retirements	153,862	96,158
Foreign currency translation adjustment	23,517	(8,710)
Depreciation expense (Note 24)	156,590	159,264
Impairment (Note 24)	1,035
Ending Balance	(774,987)	(780,779)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	41,653
Ending Balance	59,157	41,653
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	58,614	58,455
Additions	5,759	619
Additions - business acquisitions (Note 27a)	12,730	0
Disposals/retirements	0	0
Foreign currency translation adjustment	(2,178)	460
Ending Balance	79,281	58,614
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(16,961)	(14,652)
Disposals/retirements	0	0
Foreign currency translation adjustment	1,268	(292)
Depreciation expense (Note 24)	1,895	2,601
Impairment (Note 24)	0
Ending Balance	(20,124)	(16,961)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	84,833
Ending Balance	90,970	84,833
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	224,559	204,888
Additions	28,188	40,915
Additions - business acquisitions (Note 27a)	1,013	5,320
Disposals/retirements	(17,160)	(25,565)
Foreign currency translation adjustment	(4,942)	999
Ending Balance	241,542	224,559
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(139,726)	(144,275)
Disposals/retirements	17,160	25,099
Foreign currency translation adjustment	3,041	(471)
Depreciation expense (Note 24)	24,965	21,021
Impairment (Note 24)	0
Ending Balance	(150,572)	(139,726)
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	61,966
Ending Balance	57,159	61,966
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	180,638	164,634
Additions	12,225	19,568
Additions - business acquisitions (Note 27a)	2,683	981
Disposals/retirements	(19,405)	(4,146)
Foreign currency translation adjustment	(3,656)	399
Ending Balance	165,219	180,638
Furniture, fixtures and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(118,672)	(106,223)
Disposals/retirements	19,021	3,836
Foreign currency translation adjustment	2,454	(143)
Depreciation expense (Note 24)	14,240	16,428
Impairment (Note 24)	0
Ending Balance	(108,060)	(118,672)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	209,209
Ending Balance	165,660	209,209
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	714,629	686,499
Additions	79,057	104,887
Additions - business acquisitions (Note 27a)	2,474	1,374
Disposals/retirements	(118,490)	(67,291)
Foreign currency translation adjustment	(24,578)	10,840
Ending Balance	661,891	714,629
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning Balance	(505,420)	(461,233)
Disposals/retirements	117,681	67,223
Foreign currency translation adjustment	16,754	(7,804)
Depreciation expense (Note 24)	115,490	119,214
Impairment (Note 24)	1,035
Ending Balance	$ (496,231)	$ (505,420)